NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of dilutive securities
	Shares Issuable
	Years Ended December 31,
	2012	2011

Convertible Notes	128,174	288,621
Stock Options	2,269,000	284,000
Warrants	6,363,674	-
Total Shares of Common Stock Issuable	8,760,848	572,621

Schedule of persons and ownership percentages which are registered as Omagine LLC's shareholders with the Government of Oman
Percent
Shareholder	Ownership
Omagine, Inc.	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%